Supplement to the John Hancock Equity Funds Prospectus
                               dated March 1, 2002

On page 8, the third sentence in the "Goal and Strategy" section will be deleted and replaced with the following:

John Hancock Focused Equity Fund

The fund utilizes a focused investment strategy and will typically concentrate its investments in 45 to 65 U.S. and foreign companies.


For each of the funds referenced below, the "Portfolio Managers" section has been changed as follows:

John Hancock Focused Equity Fund, page 9

  Alan E. Norton, CFA
   Joined fund team in 2002
  Henry E. Mehlman, CFA
   Joined fund team in 2002

John Hancock Large Cap Equity Fund, page 13

  Paul J. Berlinguet
   Joined fund team in 2002
  James S. Yu, CFA
   Joined fund team in 2000
  Roger C. Hamilton
   Joined fund team in 1999
  Robert J. Uek, CFA
   Joined fund team in 2002

John Hancock Large Cap Growth Fund, page 15

  Paul J. Berlinguet
   Joined fund team in 2002
  Robert J. Uek, CFA
   Joined fund team in 2002

John Hancock Mid Cap Growth Fund, page 19

  Paul J. Berlinguet
   Joined fund team in 2002
  Robert J. Uek, CFA
   Joined fund team in 2002

John Hancock Small Cap Equity Fund, page 23

  Alan E. Norton, CFA
   Joined fund team in 2002
  Henry E. Mehlman, CFA
   Joined fund team in 2002

On page 37, the Management Biography for Timothy N. Manning has been deleted, and the following Management Biographies have been added:

MANAGEMENT BIOGRAPHIES
----------------------

         Henry E. Mehlman, CFA
         ---------------------
         Vice president of adviser
         Joined adviser in 2002
         Senior portfolio manager, The Colony Group (2001-2002)
         Vice president and Director of Research, Congress Asset
          Management Co.(1999-2001)
         Consultant, Essex Management (1996-1999)
         Began business career in 1972

         Alan E. Norton, CFA
         -------------------
         Vice president of adviser
         Joined adviser in 2002
         Senior portfolio manager, The Colony Group (2001-2002)
         Portfolio manager and Director of Research, Congress Asset
          Management Co. (1995-2001)
         Began business career in 1987



May 13, 2002

                   Supplement to the John Hancock Equity Funds
                        Institutional Class I Prospectus
                                dated May 1, 2002


For each of the funds referenced below, the "Portfolio Managers" section has been changed as follows:


John Hancock Large Cap Equity Fund, page 9

  Paul J. Berlinguet
   Joined fund team in 2002
  James S. Yu, CFA
   Joined fund team in 2000
  Roger C. Hamilton
   Joined fund team in 1999
  Robert J. Uek, CFA
   Joined fund team in 2002


John Hancock Mid Cap Growth Fund, page 11

  Paul J. Berlinguet
   Joined fund team in 2002
  Robert J. Uek, CFA
   Joined fund team in 2002

On page 22, the Management Biography for Timothy N. Manning has been deleted.